Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 95.2%
ARGENTINA — 1.3%
MercadoLibre, Inc.*	8,022	$8,683,655
AUSTRALIA — 3.3%
Cochlear Ltd.	77,885	11,127,326
SEEK Ltd.	438,802	6,769,164
Treasury Wine Estates Ltd.	569,235	3,657,485
		21,553,975
BRAZIL — 0.7%
Raia Drogasil SA	1,022,000	4,287,526
CHINA — 7.7%
Alibaba Group Holding Ltd. ADR*	50,376	14,809,537
Baidu, Inc. ADR*	22,601	2,861,061
Meituan Dianping, Class B *	363,700	11,457,024
Ping An Insurance Group Co. of China Ltd., Class H	583,000	6,052,034
Prosus NV*	46,141	4,258,964
Trip.com Group Ltd. ADR*	114,113	3,553,479
Tsingtao Brewery Co., Ltd., Class H	903,943	7,396,891
		50,388,990
FINLAND — 1.9%
Kone Oyj, B Shares	141,110	12,390,023
FRANCE — 6.0%
Kering	10,583	7,020,196
Legrand SA	65,195	5,192,767
LVMH Moet Hennessy Louis Vuitton SE	12,970	6,068,707
Remy Cointreau SA	61,044	11,142,541
Ubisoft Entertainment SA*	105,593	9,516,944
		38,941,155
GERMANY — 8.8%
adidas AG*	36,438	11,767,436
Bechtle AG	76,814	15,542,900
Nemetschek SE	75,863	5,544,956
Rational AG	4,928	3,865,393
Zalando SE*	220,007	20,555,350
		57,276,035
HONG KONG — 5.1%
AIA Group Ltd.	1,825,600	18,146,642
Jardine Matheson Holdings Ltd.	35,800	1,423,107
Jardine Strategic Holdings Ltd.	181,000	3,588,656
Techtronic Industries Co., Ltd.	759,000	10,091,442
		33,249,847
INDIA — 0.2%
MakeMyTrip Ltd.*	97,790	1,502,054
IRELAND — 2.0%
Kingspan Group PLC*	147,242	13,400,027
JAPAN — 21.5%
Denso Corp.	145,100	6,359,986
Kakaku.com, Inc.	225,900	5,955,606
Kao Corp.	102,100	7,664,725
Keyence Corp.	19,000	8,882,107
Murata Manufacturing Co., Ltd.	148,200	9,637,027
Nidec Corp.	116,800	10,953,264
Olympus Corp.	681,800	14,178,538
Pigeon Corp.	135,200	6,040,908
Shimano, Inc.	51,200	10,106,633
Shiseido Co., Ltd.	203,900	11,803,766
SMC Corp.	29,600	16,511,967

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
SoftBank Group Corp.	148,400	$9,182,188
Sugi Holdings Co., Ltd.	64,800	4,581,608
Suzuki Motor Corp.	160,700	6,884,045
Sysmex Corp.	124,200	11,883,703
		140,626,071
NETHERLANDS — 2.1%
ASML Holding NV	37,412	13,819,065
NEW ZEALAND — 1.3%
Xero Ltd.*	114,753	8,370,671
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	560,038	9,005,672
SINGAPORE — 1.2%
United Overseas Bank Ltd.	564,073	7,946,206
SOUTH AFRICA — 1.1%
Naspers Ltd., N Shares*	42,326	7,475,783
SPAIN — 1.5%
Industria de Diseno Textil SA	355,185	9,826,032
SWEDEN — 6.5%
Atlas Copco AB, A Shares	183,169	8,733,277
Atlas Copco AB, B Shares	165,145	6,892,151
Epiroc AB, B Shares	432,200	5,999,233
Investor AB, B Shares	153,788	10,045,395
Nibe Industrier AB, B Shares*	424,406	10,907,693
		42,577,749
SWITZERLAND — 1.3%
Compagnie Financiere Richemont SA	130,041	8,731,326
TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	205,203	16,635,807
UNITED KINGDOM — 12.6%
ASOS PLC*	134,775	8,948,559
Auto Trader Group PLC	1,635,239	11,872,555
Burberry Group PLC	219,929	4,408,325
Hargreaves Lansdown PLC	525,264	10,566,009
HomeServe PLC	451,818	7,199,661
Intertek Group PLC	120,059	9,796,453
John Wood Group PLC*	794,013	2,180,029
Johnson Matthey PLC	196,264	5,964,091
Rightmove PLC	1,462,026	11,819,615
Trainline PLC*	1,331,203	6,208,721
Weir Group PLC (The)	206,467	3,323,712
		82,287,730
UNITED STATES — 5.2%
Mettler-Toledo International, Inc.*	22,775	21,994,956
Spotify Technology SA*	49,723	12,061,308
		34,056,264
Total Common Stocks
(cost $457,340,760)		623,031,663
PREFERRED STOCKS — 2.5%
GERMANY — 2.5%
Sartorius AG 0.10% (cost $8,128,445)	40,533	16,613,538

TOTAL INVESTMENTS — 97.7%
(cost $465,469,205)	$639,645,201
Other assets less liabilities — 2.3%	14,895,788
NET ASSETS — 100.0%	$654,540,989

*	Non-income producing security.
ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$90,254,775	$532,776,888	$–	$623,031,663
Preferred Stocks**	–	16,613,538	–	16,613,538
Total	$90,254,775	$549,390,426	$–	$639,645,201

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.